Document and Entity Information	Jan. 14, 2021
Document Information [Line Items]
Amendment Flag	true
Amendment Description	Adit EdTech Acquisition Corp. (the “Company”) is filing this Amendment No. 1 on Form 8-K/A (this “Amendment”) to amend and restate the Company’s audited balance sheet as of January 14, 2021 that had been filed with the Company’s Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on January 21, 2021 (the “Original 8-K”). The audited balance sheet is being restated to reflect the classification of all of the shares of the Company’s common stock as temporary equity in accordance with Accounting Standards Codification (“ASC”) 480-10-S99. The Company had previously classified a portion of its shares of common stock as permanent equity. On March 18, 2022, the audit committee of the board of directors of the Company (the “Audit Committee”) concluded, after discussion with the Company’s management, that the Company’s audited balance sheet as of January 14, 2021 filed as Exhibit 99.1 to the Original 8-K should no longer be relied upon due to the aforementioned changes required to reclassify the shares of common stock as temporary equity to align with ASC 480-10-S99. The correction of the aforementioned classification of the shares of common stock as temporary equity is reflected in Exhibit 99.1 included with this Amendment. The Company does not expect that any of the above changes will have any impact on its cash position and cash held in the trust account. The Company’s controls over financial reporting did not provide for the proper classification of the shares of common stock within the Company’s financial statement. As such, this represented a material weakness in the Company’s internal control over financial reporting. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original 8-K. In addition, the information contained in this Amendment does not reflect events occurring after the filing of the Original 8-K and does not modify or update the disclosures therein, except as specifically identified above. Among other things, forward-looking statements made in the Original 8-K have not been revised to reflect events, results or developments that occurred or facts that became known to the Company after the date of the Original 8-K, other than as described herein, and such forward-looking statements should be read in conjunction with the Company’s filings with the SEC.
Entity Central Index Key	0001830029
Document Type	8-K/A
Document Period End Date	Jan. 14, 2021
Entity Registrant Name	Adit EdTech Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-39872
Entity Tax Identification Number	85-3477678
Entity Address, Address Line One	1345 Avenue of the Americas
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	646
Local Phone Number	291-6930
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock and one-half of one redeemable warrant
Trading Symbol	ADEX.U
Security Exchange Name	NYSE
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ADEX
Security Exchange Name	NYSE
Redeemable Warrants
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for shares of common stock at an exercise price of $11.50 per share
Trading Symbol	ADEX.WS
Security Exchange Name	NYSE